Note Fair value measurement (Changes in level 3 assets and liabilities measured at fair value on a recurring basis) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 159,186	$ 180,773	$ 178,056
Gains (Losses) included in earnings	(13,301)	(25,346)	(11,778)
Gains (losses) included in OCI	(7)	(249)	(40)
Additions	78,112	13,658	20,191
Sales	(230)	(6,460)	(902)
Settlements	(1,949)	(3,190)	(4,754)
Adjustments	0
Ending Balance	221,811	159,186	180,773
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	6,106	(6,343)	15,193
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(133,634)	(128,299)	(112,002)
Gains (Losses) included in earnings	12,292	(1,791)	(16,297)
Gains (losses) included in OCI	0	0	0
Additions	0	(4,330)	0
Sales	0	0	0
Settlements	0	786	0
Adjustments	962
Ending Balance	(120,380)	(133,634)	(128,299)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	12,292	(1,791)	(16,297)
Other liabilities | Contingent consideration
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(133,634)	(128,299)	(112,002)
Gains (Losses) included in earnings	12,292	(1,791)	(16,297)
Gains (losses) included in OCI	0	0	0
Additions	0	(4,330)	0
Sales	0	0	0
Settlements	0	786	0
Adjustments	962
Ending Balance	(120,380)	(133,634)	(128,299)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	12,292	(1,791)	(16,297)
Available For Sale Securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,325	6,523	7,070
Gains (Losses) included in earnings	(2)	(31)	(7)
Gains (losses) included in OCI	(7)	(249)	(40)
Additions	118	0	0
Sales	0	(4,350)	0
Settlements	0	(568)	(500)
Adjustments	0
Ending Balance	1,434	1,325	6,523
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	0
Trading account securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	6,229	9,799	11,817
Gains (Losses) included in earnings	(42)	(165)	(39)
Gains (losses) included in OCI	0	0	0
Additions	1,126	805	859
Sales	(187)	(2,110)	(100)
Settlements	(672)	(2,100)	(2,738)
Adjustments	0
Ending Balance	6,454	6,229	9,799
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(21)	(72)	159
Trading account securities | Collateralized Mortgage Obligations
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,375	1,423	2,499
Gains (Losses) included in earnings	(2)	(11)	(18)
Gains (losses) included in OCI	0	0	0
Additions	808	270	25
Sales	(43)	0	(802)
Settlements	(307)	(307)	(281)
Adjustments	0
Ending Balance	1,831	1,375	1,423
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	2	(7)	(4)
Trading account securities | Other
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,563	1,929	2,240
Gains (Losses) included in earnings	94	(366)	(311)
Gains (losses) included in OCI	0	0	0
Additions	0	0	0
Sales	0	0	0
Settlements	(970)	0	0
Adjustments	0
Ending Balance	687	1,563	1,929
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	38	(144)	14
Mortgage Servicing Rights
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	148,694	161,099	154,430
Gains (Losses) included in earnings	(13,349)	(24,773)	(11,403)
Gains (losses) included in OCI	0	0	0
Additions	76,060	12,583	19,307
Sales	0	0	0
Settlements	0	(215)	(1,235)
Adjustments	0
Ending Balance	211,405	148,694	161,099
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	$ 6,087	$ (6,120)	$ 15,024